Trade and Other Receivables - Summary of Changes in the Allowance for Expected Credit Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	₱ 17,657
Balances at end of the year	17,475	₱ 17,657
Trade and Other Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	17,215	13,661
Provisions from continuing operations	3,875	4,119
Provisions from discontinued operations		4
Translation adjustments	23	(4)
Write-offs	(3,892)	(506)
Reclassifications and reversals	(67)	(59)
Others	42
Balances at end of the year	17,196	17,215
Trade and Other Receivables [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	4,190	4,236
Provisions from continuing operations	(143)	(49)
Provisions from discontinued operations		4
Translation adjustments	21	(3)
Reclassifications and reversals	(472)	2
Balances at end of the year	3,596	4,190
Trade and Other Receivables [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	13,025	9,425
Provisions from continuing operations	4,018	4,168
Translation adjustments	2	(1)
Write-offs	(3,892)	(506)
Reclassifications and reversals	405	(61)
Others	42
Balances at end of the year	13,600	13,025
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1,448	1,866
Provisions from continuing operations	(484)	(394)
Reclassifications and reversals	(388)	(24)
Balances at end of the year	576	1,448
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	8,250	5,023
Provisions from continuing operations	3,537	3,716
Write-offs	(2,975)	(506)
Reclassifications and reversals	436	17
Others	42
Balances at end of the year	9,290	8,250
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	2,126	1,717
Provisions from continuing operations	322	335
Provisions from discontinued operations		4
Translation adjustments	21	(3)
Reclassifications and reversals	(69)	73
Balances at end of the year	2,400	2,126
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3,820	3,382
Provisions from continuing operations	472	451
Translation adjustments	2	(1)
Write-offs	(916)
Reclassifications and reversals	135	(12)
Balances at end of the year	3,513	3,820
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	8	1
Provisions from continuing operations	6
Reclassifications and reversals	0	7
Balances at end of the year	14	8
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	116	133
Provisions from continuing operations		(4)
Write-offs	(1)
Reclassifications and reversals	(52)	(13)
Balances at end of the year	63	116
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1	1
Reclassifications and reversals	(1)
Balances at end of the year		1
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	608	652
Provisions from continuing operations	13	10
Reclassifications and reversals	(15)	(54)
Balances at end of the year	606	608
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	838	886
Provisions from continuing operations	9	5
Reclassifications and reversals	(113)	(53)
Balances at end of the year	₱ 734	₱ 838